Organization and Business Overview (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Proceeds from issuance of common stock and warrants in private placement	$ 9,391	$ 14,995
Proceeds from stock issuance		14,943
Cash and cash equivalents, at carrying value	17,208	24,545
Cash	16,800		$ 3,100
Net Cash Provided by (Used in) Operating Activities	16,199	26,715
Retained Earnings (Accumulated Deficit)	79,519	78,879
Business Combination, Contingent Consideration, Liability	9,342	$ 12,784
Maruho Co. Ltd. [Member]
Business Combination, Contingent Consideration, Liability	7,300
Common Stock [Member]
Proceeds from stock issuance	$ 4,600